TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	NOTE 8 - TRADE AND OTHER PAYABLES

	As of December 31,
	2021	2020
	U.S. dollars (in thousands)

Trade payables	1,371	1,693
Governmental authorities	1,091	1,258
Accrued expenses	5,440	1,959
	7,902	4,910